GOF SA5 04/19

SUPPLEMENT DATED APRIL 26, 2019

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF EACH OF THE FUNDS LISTED BELOW

Franklin FTSE JAPAN ETF

FRANKLIN FTSE JAPAN HEDGED etf

Franklin liberty international opportunities ETF

Franklin libertyQ international EQUITY HEDGED ETF

Franklin libertyQ GLOBAL DIVIDEND ETF

Franklin libertyQ GLOBAL EQUITY ETF

(each a series of Franklin Templeton ETF Trust)

The statement of additional information (SAI) is amended as follows:

The government of Japan has designated ten consecutive days, from April 27, 2019 through May 6, 2019, as a national holiday in Japan. During this period, the securities markets in Japan will be closed. Therefore, the Statement of Additional Information (“SAI”) of each Fund is amended as follows:

I.      The following is added to the market holidays table for Japan in the “Regular Holidays” section of the SAI:

Japan
April 29, 2019	May 1, 2019	May 3, 2019
April 30, 2019	May 2, 2019	May 6, 2019

II.     The following is added to the redemption cycles table for Japan in the “Regular Holidays—Redemptions” section of the SAI:

Country	Trade Date	Settlement Date	Number of Days to Settle
Japan	4/24/2019	5/7/2019	13
	4/25/2019	5/8/2019	13
	4/26/2019	5/9/2019	13

Please keep this supplement with your SAI for future reference.